Schedule of Stock Options, Valuation Assumptions (Details) (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Mar. 31, 2024	[1]	Mar. 31, 2023	[1]	Dec. 31, 2023	[2]	Dec. 31, 2022	[2]	Jun. 30, 2023	Jul. 31, 2022	Apr. 30, 2021
Equity [Abstract]
Dividend rate	0.00%		0.00%		0.00%		0.00%
Shares issued, price per share									$ 1.00	$ 0.88	$ 0.64

[1]	The Company used 0% as its expected dividend yield, based on historic policies and future plans.
[2]	The Group used 0% as its expected dividend yield, based on historic policies and future plans.